UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9% (5)
	Aerospace & Defense – 2.8%
13,360	Boeing Company	$ 1,676,546
19,938	Honeywell International Inc.	1,849,449
11,161	Raytheon Company	1,102,595
21,581	United Technologies Corporation	2,521,524
	Total Aerospace & Defense	7,150,114
	Air Freight & Logistics – 0.6%
15,007	United Parcel Service, Inc., Class B	1,461,382
	Airlines – 0.1%
13,205	Latam Airlines Group S.A., Sponsored ADR	198,735
	Auto Components – 0.2%
9,310	Cooper Tire & Rubber Company	226,233
5,900	Dana Holding Corporation	137,293
	Total Auto Components	363,526
	Automobiles – 0.6%
92,502	Ford Motor Company	1,443,031
	Banks – 6.5%
174,285	Bank of America Corporation	2,997,702
44,963	Citigroup Inc.	2,140,239
12,743	Comerica Incorporated	660,087
12,783	Fifth Third Bancorp.	293,370
11,582	First Horizon National Corporation	142,922
8,574	FirstMerit Corporation	178,596
49,105	Huntington BancShares Inc.	489,577
64,689	JP Morgan Chase & Co.	3,927,269
33,673	Regions Financial Corporation	374,107
33,569	U.S. Bancorp	1,438,767
78,213	Wells Fargo & Company	3,890,315
	Total Banks	16,532,951
	Beverages – 2.0%
70,266	Coca-Cola Company	2,716,484
28,103	PepsiCo, Inc.	2,346,601
	Total Beverages	5,063,085
	Biotechnology – 1.9%
4,002	Amgen Inc.	493,607
11,565	Celgene Corporation, (2)	1,614,474
35,792	Gilead Sciences, Inc., (2)	2,536,221
10,546	PDL Biopahrma Inc.	87,637
	Total Biotechnology	4,731,939
	Capital Markets – 2.0%
46,972	Charles Schwab Corporation	1,283,745
24,627	Federated Investors Inc.	752,109
6,627	Goldman Sachs Group, Inc.	1,085,834
30,033	Morgan Stanley	936,129
14,786	Waddell & Reed Financial, Inc., Class A	1,088,545
	Total Capital Markets	5,146,362
	Chemicals – 2.6%
14,584	Dow Chemical Company	708,637
17,703	E.I. Du Pont de Nemours and Company	1,187,871
9,798	Eastman Chemical Company	844,686
10,640	Monsanto Company	1,210,513
27,207	Olin Corporation	751,185
5,610	PPG Industries, Inc.	1,085,311
16,530	RPM International, Inc.	691,615
	Total Chemicals	6,479,818
	Commercial Services & Supplies – 0.3%
9,103	Deluxe Corporation	477,634
8,400	Kimball International Inc., Class B	152,124
	Total Commercial Services & Supplies	629,758
	Communications Equipment – 2.2%
103,837	Cisco Systems, Inc.	2,326,987
11,542	Motorola Solutions Inc.	742,035
32,090	QUALCOMM, Inc.	2,530,617
	Total Communications Equipment	5,599,639
	Consumer Finance – 0.7%
20,573	American Express Company	1,852,187
	Containers & Packaging – 0.5%
5,330	Avery Dennison Corporation	270,071
15,192	Packaging Corp. of America	1,069,061
	Total Containers & Packaging	1,339,132
	Distributors – 0.0%
796	Genuine Parts Company	69,133
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)	190,443
	Diversified Financial Services – 1.9%
27,775	Berkshire Hathaway Inc., Class B, (2)	3,471,042
10,081	CME Group, Inc.	746,095
2,724	IntercontinentalExchange Group Inc.	538,889
	Total Diversified Financial Services	4,756,026
	Diversified Telecommunication Services – 2.4%
3,700	Alaska Communications Systems Group Inc., (2)	7,141
89,475	AT&T Inc.	3,137,888
111,815	Frontier Communications Corporation	637,346
47,412	Verizon Communications Inc.	2,255,389
	Total Diversified Telecommunication Services	6,037,764
	Electric Utilities – 0.7%
24,310	Duke Energy Corporation	1,731,358
876	Great Plains Energy Incorporated	23,687
	Total Electric Utilities	1,755,045
	Electrical Equipment – 0.9%
3,151	Eaton PLC	236,703
16,404	Emerson Electric Company	1,095,787
6,854	Rockwell Automation, Inc.	853,666
	Total Electrical Equipment	2,186,156
	Electronic Equipment, Instruments & Components – 0.4%
48,583	Corning Incorporated	1,011,498
	Energy Equipment & Services – 2.3%
12,363	Baker Hughes Incorporated	803,842
1,152	Carbo Ceramics Inc.	158,964
24,408	Halliburton Company	1,437,387
9,961	National-Oilwell Varco Inc.	775,663
12,997	Noble Corporation PLC	425,522
20,806	Schlumberger Limited	2,028,585
1,869	Tidewater Inc.	90,871
	Total Energy Equipment & Services	5,720,834
	Food & Staples Retailing – 2.1%
28,828	CVS Caremark Corporation	2,158,064
23,426	SUPERVALU INC., (2)	160,234
30,642	Wal-Mart Stores, Inc.	2,341,968
11,974	Whole Foods Market, Inc.	607,202
	Total Food & Staples Retailing	5,267,468
	Food Products – 1.5%
13,960	Archer-Daniels-Midland Company	605,724
17,628	ConAgra Foods, Inc.	546,997
15,625	Kraft Foods Inc.	876,563
46,877	Mondelez International Inc.	1,619,600
	Total Food Products	3,648,884
	Gas Utilities – 0.3%
13,418	AGL Resources Inc.	656,945
3,659	One Gas Inc., (2)	131,468
	Total Gas Utilities	788,413
	Health Care Equipment & Supplies – 1.7%
45,691	Abbott Laboratories	1,759,560
28,854	Boston Scientific Corporation, (2)	390,106
3,976	Hologic Inc., (2)	85,484
31,998	Medtronic, Inc.	1,969,157
	Total Health Care Equipment & Supplies	4,204,307
	Health Care Providers & Services – 2.4%
9,358	Aetna Inc.	701,569
1,637	Brookdale Senior Living Inc., (2)	54,856
16,284	Express Scripts Holding Company, (2)	1,222,766
5,614	Humana Inc.	632,810
3,233	McKesson Corporation	570,851
6,162	Tenet Healthcare Corporation, (2)	263,795
21,124	UnitedHealth Group Incorporated	1,731,957
9,222	WellPoint Inc.	918,050
	Total Health Care Providers & Services	6,096,654
	Hotels, Restaurants & Leisure – 1.5%
9,393	International Game Technology	132,066
21,646	McDonald’s Corporation	2,121,957
13,188	MGM Resorts International Inc., (2)	341,042
43,350	The Wendy’s Company	395,352
4,557	Tim Hortons Inc.	252,048
5,749	Wyndham Worldwide Corporation	420,999
	Total Hotels, Restaurants & Leisure	3,663,464

	Household Durables – 0.5%
9,410	KB Home	159,876
7,325	Lennar Corporation, Class A	290,217
16,964	Newell Rubbermaid Inc.	507,224
2,393	Whirlpool Corporation	357,658
	Total Household Durables	1,314,975
	Household Products – 2.1%
10,456	Colgate-Palmolive Company	678,281
9,977	Kimberly-Clark Corporation	1,099,964
42,936	Procter & Gamble Company	3,460,642
	Total Household Products	5,238,887
	Industrial Conglomerates – 1.9%
15,041	3M Co.	2,040,462
108,753	General Electric Company	2,815,615
	Total Industrial Conglomerates	4,856,077
	Insurance – 2.7%
16,090	Arthur J. Gallagher & Co.	765,562
17,655	Fidelity National Title Group Inc., Class A	555,073
20,130	Genworth Financial Inc., Class A, (2)	356,905
12,560	Kemper Corporation	491,975
26,486	Lincoln National Corporation	1,342,046
26,240	Marsh & McLennan Companies, Inc.	1,293,632
5,504	Mercury General Corporation	248,120
10,189	Prudential Financial, Inc.	862,499
11,626	Travelers Companies, Inc.	989,373
	Total Insurance	6,905,185
	Internet & Catalog Retail – 1.2%
6,622	Amazon.com, Inc., (2)	2,228,435
4,592	FTD Companies Inc., (2)	146,072
620	The Priceline Group Inc., (2)	738,972
	Total Internet & Catalog Retail	3,113,479
	Internet Software & Services – 3.4%
3,711	Akamai Technologies, Inc., (2)	216,017
25,659	eBay Inc., (2)	1,417,403
15,700	Facebook Inc., Class A Shares, (2)	945,768
4,020	Google Inc., Class A, (2)	4,480,330
3,280	United Online, Inc.	37,917
6,424	VeriSign, Inc., (2)	346,318
27,685	Yahoo! Inc., (2)	993,892
	Total Internet Software & Services	8,437,645
	IT Services – 3.8%
28,378	Automatic Data Processing, Inc.	2,192,484
18,774	Cognizant Technology Solutions Corporation, Class A, (2)	950,152
11,474	Fidelity National Information Services, Inc.	613,285
15,619	International Business Machines Corporation	3,006,501
11,192	MasterCard, Inc.	836,042
9,814	Visa Inc.	2,118,450
	Total IT Services	9,716,914
	Leisure Products – 0.4%
21,208	Mattel, Inc.	850,653
634	Polaris Industries Inc.	88,576
	Total Leisure Products	939,229
	Life Sciences Tools & Services – 0.2%
1,370	Covance, Inc., (2)	142,343
3,212	Thermo Fisher Scientific, Inc.	386,211
	Total Life Sciences Tools & Services	528,554
	Machinery – 2.6%
3,706	Briggs & Stratton Corporation	82,459
12,391	Caterpillar Inc.	1,231,294
3,049	Cummins Inc.	454,271
11,246	Deere & Company	1,021,137
13,943	Illinois Tool Works, Inc.	1,133,984
5,351	Pentair Limited	424,548
11,866	Snap-on Incorporated	1,346,554
11,264	Stanley Black & Decker Inc.	915,087
	Total Machinery	6,609,334
	Media – 3.9%
12,544	CBS Corporation, Class B	775,219
55,015	Comcast Corporation, Class A	2,751,850
14,912	DirecTV, (2)	1,139,575
8,126	Gannett Company Inc.	224,278
5,070	Lamar Advertising Company, (2)	258,519
28,121	New York Times, Class A	481,432
27,140	Regal Entertainment Group, Class A	506,975
45,144	Sirius XM Holdings Inc., (2)	144,461
47,388	Twenty First Century Fox Inc., Class A Shares	1,514,994
17,340	Walt Disney Company (The)	1,388,414
24,892	World Wrestling Entertainment Inc.	718,881
	Total Media	9,904,598
	Metals & Mining – 0.5%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	20,797
23,593	Freeport-McMoRan Copper & Gold, Inc.	780,221
10,237	Southern Copper Corporation	297,999
3,047	United States Steel Corporation	84,128
	Total Metals & Mining	1,183,145
	Multiline Retail – 0.6%
7,375	Nordstrom, Inc.	460,569
18,749	Target Corporation	1,134,502
	Total Multiline Retail	1,595,071
	Multi-Utilities – 1.5%
14,000	Ameren Corporation	576,800
52,946	CenterPoint Energy, Inc.	1,254,291
7,260	Consolidated Edison, Inc.	389,499
22,250	Dominion Resources, Inc.	1,579,528
	Total Multi-Utilities	3,800,118
	Oil, Gas & Consumable Fuels – 8.6%
25,995	Chesapeake Energy Corporation	665,992
27,692	Chevron Corporation	3,292,856
20,462	ConocoPhillips	1,439,502
11,317	CONSOL Energy Inc.	452,114
6,936	EOG Resources, Inc.	1,360,635
70,915	Exxon Mobil Corporation	6,926,977
7,395	Hess Corporation	612,898
20,768	Marathon Oil Corporation	737,679
6,036	Marathon Petroleum Corporation	525,373
16,727	Occidental Petroleum Corporation	1,593,916
14,636	ONEOK, Inc.	867,183
17,748	Peabody Energy Corporation	290,002
10,973	Phillips 66	845,579
24,031	Ship Financial International Limited	431,837
17,375	Southwestern Energy Company, (2)	799,424
16,856	Valero Energy Corporation	895,054
	Total Oil, Gas & Consumable Fuels	21,737,021
	Personal Products – 0.1%
21,653	Avon Products, Inc.	317,000
	Pharmaceuticals – 6.6%
35,422	AbbVie Inc.	1,820,691
476	AstraZeneca PLC, Sponsored ADR	30,883
36,576	Bristol-Myers Squibb Company	1,900,123
12,124	Eli Lilly and Company	713,619
52,429	Johnson & Johnson	5,150,101
56,106	Merck & Co., Inc.	3,185,138
108,416	Pfizer Inc.	3,482,322
5,422	Sanofi, ADR	283,462
	Total Pharmaceuticals	16,566,339
	Real Estate Investment Trust – 2.0%
46,182	Annaly Capital Management Inc.	506,617
35,857	Brandywine Realty Trust	518,492
14,334	CubeSmart	245,971
16,442	Hospitality Properties Trust	472,214
54,457	Lexington Corporate Properties Trust	594,126
32,604	Senior Housing Properties Trust	732,612
23,740	Ventas Inc.	1,437,932
19,112	Weyerhaeuser Company	560,937
	Total Real Estate Investment Trust	5,068,901
	Road & Rail – 0.9%
12,155	Union Pacific Corporation	2,281,007
	Semiconductors & Semiconductor Equipment – 2.6%
15,548	Analog Devices, Inc.	826,221
35,188	Applied Materials, Inc.	718,539
959	First Solar Inc., (2)	66,929
99,422	Intel Corporation	2,566,082
17,124	Microchip Technology Incorporated	817,842
19,215	NVIDIA Corporation	344,141
27,352	Texas Instruments Incorporated	1,289,647
	Total Semiconductors & Semiconductor Equipment	6,629,401
	Software – 4.0%
16,588	Adobe Systems Incorporated, (2)	1,090,495
8,286	Autodesk, Inc., (2)	407,505
122,975	Microsoft Corporation	5,040,745
65,063	Oracle Corporation	2,661,727
16,980	Salesforce.com, Inc., (2)	969,388
	Total Software	10,169,860
	Specialty Retail – 2.1%
6,506	Abercrombie & Fitch Co., Class A	250,481
19,409	American Eagle Outfitters, Inc.	237,566
14,239	Best Buy Co., Inc.	376,052
1,872	CST Brands, Inc.	58,481
10,523	Gap, Inc.	421,551
15,188	Home Depot, Inc.	1,201,826
13,955	L Brands, Inc.	792,225
14,954	Lowe’s Companies, Inc.	731,251
7,525	Tiffany & Co.	648,279
10,968	TJX Companies, Inc.	665,209
	Total Specialty Retail	5,382,921
	Technology Hardware, Storage & Peripherals – 3.6%
13,433	Apple, Inc.	7,210,024
2,984	Blackberry Limited, (2)	24,111
40,436	EMC Corporation	1,108,351
25,651	Hewlett-Packard Company	830,066
	Total Technology Hardware, Storage & Peripherals	9,172,552
	Textiles, Apparel & Luxury Goods – 0.5%
20,604	VF Corporation	1,274,976
	Thrifts & Mortgage Finance – 0.3%
41,183	New York Community Bancorp Inc.	661,811
	Tobacco – 1.9%
45,996	Altria Group, Inc.	1,721,630
25,378	Philip Morris International	2,077,697
17,888	Reynolds American Inc.	955,577
	Total Tobacco	4,754,904
	Trading Companies & Distributors – 0.2%
1,520	W.W. Grainger, Inc.	384,043
	Wireless Telecommunication Services – 0.0%
3,490	Sprint Corporation, (2)	32,073
581	Vodafone Group PLC, Sponsored ADR	21,350
	Total Wireless Telecommunication Services	53,423
	Total Long-Term Investments (cost $157,105,665)	251,985,118

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	short-term investments – 2.8%
$ 7,171	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $7,170,828, collateralized by $7,855,000 U.S. Treasury Bonds, 3.125%, due 2/15/42, value $7,314,969	0.000%	4/01/14	$ 7,170,828
	Total Short-Term Investments (cost $7,170,828)			7,170,828
	Total Investments (cost $164,276,493) – 102.7%			259,155,946
	Other Assets Less Liabilities – (2.7)% (3)			(6,743,029)
	Net Assets – 100%			$ 252,412,917

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(130)	S&P 500® Index	$ (24,375,000)	4/04/14	$ 1,875	$ (105,300)
(125)	S&P 500® Index	(23,062,500)	4/11/14	1,845	(417,500)
(120)	S&P 500® Index	(21,900,000)	4/19/14	1,825	(620,400)
(198)	S&P 500® Index	(36,630,000)	4/19/14	1,850	(628,650)
(123)	S&P 500® Index	(23,062,500)	4/19/14	1,875	(189,420)
(116)	S&P 500® Index	(21,460,000)	5/17/14	1,850	(495,900)
(130)	S&P 500® Index	(24,375,000)	5/17/14	1,875	(352,950)
(128)	S&P 500® Index	(24,320,000)	5/17/14	1,900	(192,000)
(1,070)	Total Options Written (premiums received $3,142,930)	$ (199,185,000)			$ (3,002,120)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 251,985,118	$ —	$ —	$ 251,985,118
Short-Term Investments:
Repurchase Agreements	—	7,170,828	—	7,170,828
Derivatives:
Options Written	(3,002,120)	—	—	(3,002,120)
Total	$ 248,982,998	$ 7,170,828	$ —	$ 256,153,826

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $164,276,493.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 105,408,988
Depreciation				(10,529,535)
Net unrealized appreciation (depreciation) of investments				$ 94,879,453

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014